LEASES (Tables)	12 Months Ended
Dec. 31, 2024
LEASES [Abstract]
Summary of company's operating and financing leases

	Year Ended December 31,
	2024	2023	2022
Lease costs
Finance lease costs:
Amortization of right-of-use assets	$22,924	$7,227	$1,200
Interest on lease liabilities	20,246	6,997	900
Operating lease costs	21,956	16,725	10,658
Other short-term and variable lease costs	1,086	1,480	936
Total lease costs	$66,212	$32,429	$13,694

Other information
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$22,531	$8,072	$1,756
Operating cash flows from operating leases	$20,643	$15,867	$11,783
Finance cash flows from finance leases	$12,111	$938	$—
Right-of-use assets obtained in exchange for new finance lease liabilities (1)	$22,937	$257,359	$—
Right-of-use assets obtained in exchange for new operating lease liabilities (1)	$7,249	$24,356	$15,528

	As of December 31,
	2024	2023
Weighted-average remaining lease term (in years) - finance leases	23.3	24.3
Weighted-average remaining lease term (in years) - operating leases	5.1	6.1
Weighted-average discount rate - finance leases	8.2%	8.2%
Weighted-average discount rate - operating leases	6.7%	6.7%
(1)
The amounts for the year ended December 31, 2023 are primarily related to the assets acquired from WWE as discussed in Note 4, Acquisition of WWE.

Schedule of maturity of lease liabilities	Maturity of lease liabilities as of December 31, 2024, were as follows (in thousands):

	Operating	Finance
	Leases	Leases
2025	$20,956	$33,325
2026	18,969	37,915
2027	14,867	24,778
2028	7,935	18,209
2029	5,285	18,209
Thereafter	15,378	447,746
Total future minimum lease payment	83,390	580,182
Less: imputed interest	(13,896)	(328,641)
Present value of future minimum lease payments	69,494	251,541
Less: current portion of operating lease liabilities	(17,028)	(15,582)
Long-term operating lease liabilities	$52,466	$235,959